Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

NOTE 4—BALANCE SHEET COMPONENTS

The following table presents material balance sheet component balances (in thousands):

	June 30, 2016	December 31, 2015
Subscriber acquisition costs
Subscriber acquisition costs	$1,180,390	$958,261
Accumulated amortization	(234,539)	(167,617)

Subscriber acquisition costs, net	$945,851	$790,644

Accrued payroll and commissions
Accrued commissions	49,213	20,176
Accrued payroll	21,328	18,071

Total accrued payroll and commissions	$70,541	$38,247

Accrued expenses and other current liabilities
Accrued interest payable	$16,520	$17,153
Accrued payroll taxes and withholdings	3,543	3,938
Accrued taxes	3,396	2,683
Wireless restructuring costs	2,570	4,275
Loss contingencies	2,545	2,504
Other	8,042	5,020

Total accrued expenses and other current liabilities	$36,616	$35,573

NOTE 8—BALANCE SHEET COMPONENTS

The following table presents balance sheet component balances as of December 31, 2015 and December 31, 2014 (in thousands):

	December 31,
	2015	2014
Subscriber acquisition costs
Subscriber acquisition costs	$958,261	$628,739
Accumulated amortization	(167,617)	(80,666)

Subscriber acquisition costs, net	$790,644	$548,073

Long-term investments and other assets
Notes receivable, net of allowance (See Note 16)	$977	$600
Security deposit receivable	6,363	6,606
Investments (See Note 7)	3,486	3,306
Other	67	21

Total long-term investments and other assets, net	$10,893	$10,533

Accrued payroll and commissions
Accrued payroll	$18,071	$16,432
Accrued commissions	20,176	21,547

Total accrued payroll and commissions	$38,247	$37,979

Accrued expenses and other current liabilities
Accrued interest payable	$17,153	$11,695
Loss contingencies	2,504	9,663
Other	15,916	7,504

Total accrued expenses and other current liabilities	$35,573	$28,862